Prepaid Expense and Other Assets - Summary of movements in impairment provision (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Impairment Provision on Prepaid Expenses
Balance at beginning of the year	¥ (40,000)
Write-off	1,000
Balance at end of the year	¥ (39,000)